LONG-TERM DEBT (Details Narrative) - USD ($)					12 Months Ended
	Apr. 04, 2020	Sep. 05, 2019	May 01, 2019	Dec. 07, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Apr. 02, 2019	Dec. 31, 2018	Aug. 02, 2018
Debt Instrument [Line Items]
Debt issuance costs							$ 139,204
Loans					154,953
Senior Secured Amortizing Credit Facility [Member]
Debt Instrument [Line Items]
Debt issuance costs					22,737	$ 25,293
Credit Agreement [Member] | Oak Street Funding LLC [Member]
Debt Instrument [Line Items]
Borrowings		$ 4,128,000
Debt issuance costs						94,105
Debt description		The Term Loan is secured by certain assets of the Company. The borrowing rate under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date.
Credit Agreement [Member] | Oak Street Funding LLC [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate		2.00%
Loan Agreement [Member] | First Financial Bank [Member]
Debt Instrument [Line Items]
Principal and interest	$ 37,913
Repayment of loans					165,000
Loan Agreement [Member] | First Financial Bank [Member] | Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	1.00%
Loans	$ 673,700
Debt instrument term	2 years
Employee Benefits, Solutions, LLC, and US Benefits Alliance [Member]
Debt Instrument [Line Items]
Debt issuance costs					19,044	21,263
Employee Benefits, Solutions, LLC, and US Benefits Alliance [Member] | Credit Agreement [Member] | Oak Street Funding LLC [Member]
Debt Instrument [Line Items]
Borrowings										$ 750,000
Debt issuance costs									$ 22,188
Debt instrument, interest rate										5.00%
Southwestern Montana Financial Center, Inc. [Member]
Debt Instrument [Line Items]
Debt issuance costs					16,685	16,685
Southwestern Montana Financial Center, Inc. [Member] | Credit Agreement [Member] | Oak Street Funding LLC [Member]
Debt Instrument [Line Items]
Borrowings								$ 1,136,000
Debt issuance costs						28,849
Southwestern Montana Financial Center, Inc. [Member] | Credit Agreement [Member] | Oak Street Funding LLC [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate								2.00%
Fortman Insurance Agency, LLC [Member]
Debt Instrument [Line Items]
Debt issuance costs					$ 54,293	54,293
Fortman Insurance Agency, LLC [Member] | Credit Agreement [Member] | Oak Street Funding LLC [Member]
Debt Instrument [Line Items]
Borrowings			$ 2,648,000
Debt issuance costs						58,171
Debt description			The borrowing rate under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date.
Fortman Insurance Agency, LLC [Member] | Credit Agreement [Member] | Oak Street Funding LLC [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate			2.00%
Commercial Coverage Solutions LLC [Member] | Oak Street Funding LLC [Member] | Senior Secured Amortizing Credit Facility [Member]
Debt Instrument [Line Items]
Borrowings				$ 1,025,000
Debt issuance costs									$ 25,506
Debt instrument term				10 years
Commercial Coverage Solutions LLC [Member] | Oak Street Funding LLC [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Borrowings						7,912,000
Debt issuance costs						$ 181,125
Debt description						The borrowing rates under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date.
Debt instrument term						10 years
Commercial Coverage Solutions LLC [Member] | Oak Street Funding LLC [Member] | Prime Rate [Member] | Senior Secured Amortizing Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate				1.50%		2.00%